Overview (Details) - USD ($)	Mar. 31, 2025	May 29, 2024	Mar. 21, 2024
Overview [Line Items]
Share capital (in Dollars)			$ 50,000
Class B Ordinary Shares [Member]
Overview [Line Items]
Ordinary shares issued	3,000,000		25,000,000
Nominal par value (in Dollars per share)			$ 0.00001
Authorized share capital			25,000,000
Ordinary shares outstanding	3,000,000
Class A Ordinary Shares [Member]
Overview [Line Items]
Ordinary shares issued	13,000,000
Nominal par value (in Dollars per share)			$ 0.00001
Authorized share capital			4,975,000,000
Ordinary shares outstanding	13,000,000
Re-Classification Exercise [Member]
Overview [Line Items]
Ordinary shares issued			10
DMD Venture Limited [Member] | Class B Ordinary Shares [Member]
Overview [Line Items]
Ordinary shares issued	10
DMD Ventures Limited [Member] | Class B Ordinary Shares [Member]
Overview [Line Items]
Ordinary shares issued			2,999,980
DMD Ventures Limited [Member] | Class A Ordinary Shares [Member]
Overview [Line Items]
Ordinary shares issued			13,000,000
Ordinary Shares [Member]
Overview [Line Items]
Ordinary shares issued			5,000,000,000
Share capital (in Dollars)			$ 50,000
Nominal par value (in Dollars per share)			$ 0.00001
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Overview [Line Items]
Ordinary shares issued		3,000,000
Share capital (in Dollars)		$ 3,000,000
Ordinary shares outstanding		3,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Overview [Line Items]
Share capital (in Dollars)		$ 13,000,000
Ordinary Shares [Member] | PMV [Member]
Overview [Line Items]
Ordinary shares issued	100